Condensed Consolidated Balance Sheets (Parenthetical) (Unaudited)	Jun. 30, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Series A convertible preferred, units issued	5,143,000	0
Series A convertible preferred, units outstanding	5,143,000	0
General partner interest, units issued	185,000	185,000
General partner interest units outstanding	185,000	185,000
Limited partners, units issued	9,209,000	9,165,000
Limited partner common units outstanding	9,209,000	9,165,000